Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	¥ 103,336,878	$ 14,375,505	¥ (510,365,983)	¥ (376,817,036)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	6,016,997	837,043	1,299,670	10,483,764
Allowance for credit losses	(4,897,513)	(681,308)	(81,409,449)	4,452,821
Stock compensation expenses			55,658,036	6,447,471
Deferred tax assets	547,502	76,165	(2,666,910)	(3,758,877)
Gain from sale of equity interest in unconsolidated subsidiary				(387,632)
Loss from short-term investment-unrealized	4,473,150	622,273		88,267,548
Loss from disposal of property and equipment	1,876	261
(Gain)/loss from disposal of subsidiary	54,718,523	7,612,059		(8,952,752)
(Gain)/loss from long-term investments-unrealized	294,834	41,015	89,175,621	(1,826,318)
Amortization of operating lease right-of-use assets	1,005,700	139,906	939,988	1,749,137
Impairment loss for goodwill			243,334,346	35,493,300
Impairment loss from long-lived assets	35,839,687	4,985,767	5,499,260	13,713,235
Change in fair value of warrant liabilities				(832,355)
Change in operating assets and liabilities:
Accounts receivables	7,479	1,040	85,969,933	(3,873,010)
Inventories			2,403,818	4,653,176
Prepaid services fees	(4,598,881)	(639,764)	51,057,663	193,987
Other receivables and prepaid expenses	(8,886,009)	(1,236,161)	(5,414,936)	403,493
Prepaid expenses and deposits				190,101
Accounts payable	(2,305,123)	(320,673)	4,869,870	(2,373,625)
Other payables and accrued liabilities	347,670,083	48,365,434	148,256,602	8,739,816
Deferred revenues	(6,772,957)	(942,206)	(833,113)	(12,011,173)
Operating lease liabilities	(979,430)	(136,251)	(1,214,310)	(1,714,996)
Taxes payable	7,431,961	1,033,883	2,001,119	(396,465)
Net cash (used in) provided by operating activities	532,904,757	74,133,988	88,561,225	(238,156,390)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of long-term investments				(54,052,200)
Sale of long-term investments			160,540,094
Purchases of property and equipment	(28,641)	(3,984)	(68,069,105)	(1,105,905)
Purchases of short-term investments	(1,109,610,734)	(154,361,295)	(687,403,223)	(591,813,924)
Redemption of short-term investments	658,600,174	91,619,856	290,192,464	501,798,043
Gain from short-term investment-realized	34,269,668	4,767,357
Consideration received from sale of equity interest				2,657,913
Cash decrease due to deconsolidation				(1,660,917)
Cash received from Tapuyu, Pengcheng and Bimai acquisitions				2,033
Collection from third party				26,335,190
Collection of receivables from ICinit				27,589,530
Net cash used in investing activities	(416,769,533)	(57,978,066)	(304,739,770)	(90,250,237)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term loan – banking facility	18,140,000	2,523,510	7,070,000
Payments to bank loans	(16,640,000)	(2,314,841)
Proceeds from related party loans	4,323,537	601,460	18,109	47,029,482
Repayments to related party loans	(18,796,012)	(2,614,770)	(3,228,306)	(77,144,627)
Cash received from security issuance of MicroAlgo	20,605,950	2,866,556
Cash received from convertible notes issuance of MicroAlgo	659,971,344	91,810,604
Cash received from recapitalization of MicroAlgo				138,970,347
Net cash provided by financing activities	667,604,819	92,872,519	3,859,803	108,855,202
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	(51,402,738)	(7,150,790)	(22,287,633)	39,986,359
CHANGE IN CASH AND CASH EQUIVALENTS	732,337,305	101,877,651	(234,606,375)	(179,565,066)
CASH AND CASH EQUIVALENTS, beginning of year	338,175,706	47,044,642	572,782,081	752,347,147
CASH AND CASH EQUIVALENTS, end of year	1,070,513,011	148,922,293	338,175,706	572,782,081
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	464,515	64,620	241,350	1,250,425
Cash paid for interest	759,480	105,654	736,031	20,124
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Deferred merger costs reclassified to additional paid in capital				3,839,567
Shares converted from convertible notes payable	547,865,768	76,215,259
Reclassification of long-term investment to cost method				1,460,484
Cash and cash equivalents	1,070,513,011		338,175,706	572,782,081
Total cash and cash equivalents shown in the consolidated statements of cash flows	¥ 1,070,513,011		¥ 338,175,706	¥ 572,782,081